August 15, 2013	Trayne S. Wheeler
	Tel.	617-951-9068
	Fax	617-261-3100
trayne.wheeler@klgates.com

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Post-Effective Amendment No. 26 to Registration Statement on Form N-1A for Mercer Funds (File Nos. 333-123467 and 811-21732)

Ladies and Gentlemen:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Mercer Opportunistic Fixed Income Fund, a series of Mercer Funds (the “Trust”), does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 (the “Amendment”) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically.

Sincerely,

/s/ Trayne S. Wheeler
Trayne S. Wheeler